Shareholder Report, Holdings (Details) - C000264671	Nov. 30, 2025
FR_87283Q883
Holdings [Line Items]
Percent of Net Asset Value	7.60%
FR_ACI2C9W52
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_912797RT6_3.764750_2026-02-12
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_ACI05RKF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_ACI30VFW4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_126650EG1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_146869AM4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_95000U3W1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_G5975LAF3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_A35155AA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	59.30%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AssetMunicipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.30%